Schedule of Investments - Virtus Private Credit Strategy ETF

July 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 58.2%
Financials - 58.2%
Ares Capital Corp.(1)	30,575	$691,912
Bain Capital Specialty Finance, Inc.	51,043	765,645
Barings BDC, Inc.	92,258	852,464
BlackRock TCP Capital Corp.	165,000	1,183,050
Blackstone Secured Lending Fund	21,666	683,562
Capital Southwest Corp.(1)	41,064	937,080
Carlyle Secured Lending, Inc.	63,217	871,762
CION Investment Corp.	109,146	1,054,350
Crescent Capital BDC, Inc.	56,892	805,022
Fidus Investment Corp.	41,255	853,153
FS KKR Capital Corp.	47,222	987,412
Gladstone Capital Corp.	22,133	610,649
Gladstone Investment Corp.(1)	53,768	746,837
Goldman Sachs BDC, Inc.	107,735	1,208,787
Golub Capital BDC, Inc.	51,340	768,046
Hercules Capital, Inc.	47,438	889,937
Horizon Technology Finance Corp.(1)	177,768	1,393,701
Main Street Capital Corp.(1)	8,758	566,643
MidCap Financial Investment Corp.	69,513	875,864
Monroe Capital Corp.	82,292	519,263
Morgan Stanley Direct Lending Fund	20,380	381,106
New Mountain Finance Corp.	87,901	924,719
Nuveen Churchill Direct Lending Corp.	22,453	367,331
Oaktree Specialty Lending Corp.	82,913	1,146,687
OFS Capital Corp.	61,914	525,031
Oxford Square Capital Corp.	220,488	513,737
PennantPark Floating Rate Capital Ltd.	88,549	927,108
PennantPark Investment Corp.(1)	147,296	1,064,950
Portman Ridge Finance Corp.	43,619	532,152
Prospect Capital Corp.(1)	424,478	1,315,882
Runway Growth Finance Corp.(1)	122,730	1,319,347
Saratoga Investment Corp.(1)	36,300	894,795
Sixth Street Specialty Lending, Inc.	29,302	711,453
SLR Investment Corp.	42,919	686,704
Stellus Capital Investment Corp.(1)	64,654	905,156
TriplePoint Venture Growth BDC Corp.	237,903	1,636,773
WhiteHorse Finance, Inc.	58,256	507,410
Total Financials		31,625,480
Total Common Stocks
(Cost $35,715,363)		31,625,480
CLOSED-END FUNDS(2) - 39.1%
Ares Dynamic Credit Allocation Fund, Inc.	51,260	737,631
Barings Participation Investors	28,448	538,521
BlackRock Debt Strategies Fund, Inc.	72,696	768,397
BlackRock Floating Rate Income Strategies Fund, Inc.(1)	62,480	825,986
BlackRock Floating Rate Income Trust	61,652	779,898
BlackRock Income Trust, Inc.	60,752	707,761
BlackRock Limited Duration Income Trust(1)	48,452	684,142
BlackRock Technology and Private Equity Term Trust	140,903	1,031,410
Blackstone Long-Short Credit Income Fund	56,944	715,786
Blackstone Senior Floating Rate Term Fund	45,287	640,358
Carlyle Credit Income Fund	181,994	1,024,626
Eagle Point Credit Co., Inc.(1)	236,506	1,627,161
Eaton Vance Floating-Rate Income Trust	63,600	786,732
Eaton Vance Senior Floating-Rate Trust	65,479	780,510
Eaton Vance Senior Income Trust(1)	142,825	802,676
Security Description	Shares	Value
CLOSED-END FUNDS(2) (continued)
First Trust Senior Floating Rate Income Fund II(1)	81,640	$836,810
Invesco Senior Income Trust	291,164	1,094,777
KKR Income Opportunities Fund(1)	73,626	939,468
Nuveen Credit Strategies Income Fund	163,884	906,278
Nuveen Floating Rate Income Fund(1)	106,150	904,398
OFS Credit Co., Inc.(1)	350,238	2,108,433
Pioneer Floating Rate Fund, Inc.	79,711	781,965
XAI Octagon Floating Rate Alternative Income Trust	224,346	1,251,851
Total Closed-End Funds
(Cost $23,317,920)		21,275,575

SECURITIES LENDING COLLATERAL - 13.4%

Money Market Fund - 13.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(3)(4)
(Cost $7,272,659)	7,272,659	7,272,659

TOTAL INVESTMENTS - 110.7%
(Cost $66,305,942)		60,173,714
Liabilities in Excess of Other Assets - (10.7)%		(5,838,939)
Net Assets - 100.0%		$54,334,775

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,704,198; total market value of collateral held by the Fund was $7,982,065. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $709,406.
(2)	Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2025.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

July 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$31,625,480	$—	$—	$31,625,480
Closed-End Funds	21,275,575	—	—	21,275,575
Money Market Fund	7,272,659	—	—	7,272,659
Total	$60,173,714	$—	$—	$60,173,714